LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Loan Portfolio
The composition of the Company's loan portfolio at December 31, 2016 and 2015 is as follows:

	December 31,
	2016	2015
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$417,064	$417,458
Multi-family and commercial	421,668	385,341
Construction	36,026	21,786
Total real estate loans	874,758	824,585

Commercial business loans:
SBA and USDA guaranteed	116,383	145,238
Time share	51,083	55,192
Condominium association	23,531	21,986
Medical loans	27,180	23,445
Other	79,524	45,588
Total commercial business loans	297,701	291,449

Consumer loans:
Home equity	55,228	53,779
Indirect automobile	501	1,741
Other	1,687	1,946
Total consumer loans	57,416	57,466

Total loans	1,229,875	1,173,500

Deferred loan origination costs, net of fees	2,268	1,735
Allowance for loan losses	(11,820)	(9,863)
Loans receivable, net	$1,220,323	$1,165,372

The Company has transferred a portion of its originated commercial real estate loans to participating lenders. The amounts transferred have been accounted for as sales and, therefore, are not included in the Company's accompanying consolidated balance sheets. The Company and participating lenders share ratably in cash flows and any gains or losses that may result from a borrower's lack of compliance with contractual terms of the loan. The Company continues to service the loans on behalf of the participating lenders and, as such, collects cash payments from the borrowers, remits payments (net of servicing fees) to participating lenders and disburses required escrow funds to relevant parties. At December 31, 2016 and 2015, the Company was servicing loans for participations aggregating $5.7 million and $7.3 million, respectively.

The Company purchased commercial loans totaling $37.7 million, $113.2 million and $59.9 million during 2016, 2015 and 2014, respectively.

Allowance for Loan Losses
Changes in the allowance for loan losses for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total

	(In Thousands)

Balance at December 31, 2013	$975	$3,395	$169	$1,875	$502	$6,916
Provision for loan losses	277	355	85	666	156	1,539
Loans charged-off	(335)	(144)	—	(164)	(80)	(723)
Recoveries of loans previously charged-off	38	1	—	5	21	65
Balance at December 31, 2014	955	3,607	254	2,382	599	7,797
Provision for loan losses	109	1,691	262	393	54	2,509
Loans charged-off	(102)	(289)	—	(165)	(1)	(557)
Recoveries of loans previously charged-off	74	24	—	15	1	114
Balance at December 31, 2015	1,036	5,033	516	2,625	653	9,863
Provision for loan losses	293	631	436	632	198	2,190
Loans charged-off	(208)	(50)	—	(68)	(124)	(450)
Recoveries of loans previously charged-off	28	110	—	77	2	217
Balance at December 31, 2016	$1,149	$5,724	$952	$3,266	$729	$11,820

Further information pertaining to the allowance for loan losses at December 31, 2016 and 2015 is as follows:

December 31, 2016	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans individually evaluated and deemed to be impaired	$306	$240	$—	$95	$52	$693
Allowance for loans individually or collectively evaluated and not deemed to be impaired	843	5,484	952	3,171	677	11,127
Allowance for loans acquired with deteriorated credit quality	—	—	—	—	—	—
Total loan loss allowance	$1,149	$5,724	$952	$3,266	$729	$11,820

Loans individually evaluated and deemed to be impaired	$6,450	$7,257	$—	$607	$453	$14,767
Loans individually or collectively evaluated and not deemed to be impaired	410,221	411,637	36,026	297,094	56,963	1,211,941
Amount of loans acquired with deteriorated credit quality	393	2,774	—	—	—	3,167
Total loans	$417,064	$421,668	$36,026	$297,701	$57,416	$1,229,875

December 31, 2015	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans individually evaluated and deemed to be impaired	$303	$35	$—	$—	$—	$338
Allowance for loans individually or collectively evaluated and not deemed to be impaired	733	4,998	516	2,625	653	9,525
Allowance for loans acquired with deteriorated credit quality	—	—	—	—	—	—
Total loan loss allowance	$1,036	$5,033	$516	$2,625	$653	$9,863

Loans individually evaluated and deemed to be impaired	$6,354	$3,750	$—	$356	$158	$10,618
Loans individually or collectively evaluated and not deemed to be impaired	410,699	377,503	21,786	291,093	57,308	1,158,389
Amount of loans acquired with deteriorated credit quality	405	4,088	—	—	—	4,493
Total loans	$417,458	$385,341	$21,786	$291,449	$57,466	$1,173,500

Past Due Loans

The following represents an aging of loans at December 31, 2016 and 2015:

December 31, 2016	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$4,781	$1,128	$1,547	$7,456	$409,608	$417,064
Multi-family and commercial	2,752	250	351	3,353	418,315	421,668
Construction	—	—	—	—	36,026	36,026
Commercial Business:
SBA and USDA guaranteed	1,628	—	—	1,628	114,755	116,383
Time share	—	—	—	—	51,083	51,083
Condominium association	—	—	—	—	23,531	23,531
Medical loans	—	—	—	—	27,180	27,180
Other	431	—	593	1,024	78,500	79,524
Consumer:
Home equity	182	—	179	361	54,867	55,228
Indirect automobile	9	—	—	9	492	501
Other	4	2	5	11	1,676	1,687
Total	$9,787	$1,380	$2,675	$13,842	$1,216,033	$1,229,875

December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$5,906	$1,054	$1,283	$8,243	$409,215	$417,458
Multi-family and commercial	5,930	203	1,061	7,194	378,147	385,341
Construction	—	—	—	—	21,786	21,786
Commercial Business:
SBA and USDA guaranteed	—	—	—	—	145,238	145,238
Time share	—	—	—	—	55,192	55,192
Condominium association	—	—	—	—	21,986	21,986
Medical loans	—	—	—	—	23,445	23,445
Other	45	22	339	406	45,182	45,588
Consumer:
Home equity	130	—	121	251	53,528	53,779
Indirect automobile	31	—	—	31	1,710	1,741
Other	1	3	25	29	1,917	1,946
Total	$12,043	$1,282	$2,829	$16,154	$1,157,346	$1,173,500

Impaired and Nonaccrual Loans
The following is a summary of impaired and nonaccrual loans at December 31, 2016 and 2015:

	Impaired Loans (1)
December 31, 2016	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$3,960	$4,013	$—	$2,753
Multi-family and commercial	5,807	5,807	—	885
Commercial business - Other	512	512	—	498
Consumer - Home equity	174	174	—	174
Consumer - Indirect automobile	—	—	—	6
Total impaired loans without valuation allowance	10,453	10,506	—	4,316

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	2,489	2,489	306	672
Multi-family and commercial	3,789	3,789	240	171
Commercial business - Other	95	95	95	95
Consumer - Home equity	280	378	52	179
Total impaired loans with valuation allowance	6,653	6,751	693	1,117
Total impaired loans	$17,106	$17,257	$693	$5,433

(1) Includes loans acquired with deteriorated credit quality from the Newport Federal Savings Bank ("Newport") merger and performing troubled debt restructurings. Some loans acquired with deteriorated credit quality have not been included as a result of sustained performance.

	Impaired Loans (1)
December 31, 2015	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$3,957	$3,975	$—	$3,748
Multi-family and commercial	5,756	6,159	—	2,167
Commercial business - Other	356	356	—	339
Consumer - Home equity	158	158	—	183
Total impaired loans without valuation allowance	10,227	10,648	—	6,437

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	2,397	2,397	303	146
Multi-family and commercial	1,136	1,136	35	—
Total impaired loans with valuation allowance	3,533	3,533	338	146
Total impaired loans	$13,760	$14,181	$338	$6,583

(1) Includes loans acquired with deteriorated credit quality from the Newport merger and performing troubled debt restructurings. Some loans acquired with deteriorated credit quality have not been included as a result of sustained performance.

The Company reviews and establishes, if necessary, an allowance for certain impaired loans for the amount by which the present value of expected cash flows (or observable market price of loan or fair value of the collateral if the loan is collateral dependent) are lower than the carrying value of the loan.  For the periods presented, the Company concluded certain impaired loans required no valuation allowance as a result of management’s measurement of impairment. No additional funds are committed to be advanced to those borrowers whose loans are deemed impaired without prior approval of the Loan Committee or the Board of Directors.

Additional information related to impaired loans is as follows:

	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized on Cash Basis
	(In Thousands)

Year Ended December 31, 2014
Residential - 1 to 4 family	$5,890	$142	$47
Multi-family and commercial	6,487	391	72
Commercial business - Other	961	50	28
Consumer - Home equity	29	3	3
Consumer - Other	10	—	—
Total	$13,377	$586	$150

Year Ended December 31, 2015
Residential - 1 to 4 family	$5,891	$110	$7
Multi-family and commercial	6,268	308	34
Commercial business - Other	953	29	20
Consumer - Home equity	85	4	4
Total	$13,197	$451	$65

Year Ended December 31, 2016
Residential - 1 to 4 family	$6,063	$128	$16
Multi-family and commercial	9,231	394	37
Commercial business - Other	750	18	14
Consumer - Home equity	395	4	1
Total	$16,439	$544	$68

Credit Quality Information
The Company utilizes an eight-grade internal loan rating system for all loans in the portfolio, with the exception of its purchased SBA and USDA commercial business loans that are fully guaranteed by the U.S. government, as follows:

◦	Pass (Ratings 1-4): Loans in these categories are considered low to average risk.

◦	Special Mention (Rating 5): Loans in this category are starting to show signs of potential weakness and are being closely monitored by management.

◦
Substandard (Rating 6): Generally, a loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged.  There is a distinct possibility that the Company will sustain some loss if the weakness is not corrected.

◦
Doubtful (Rating 7):  Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

◦	Loss (Rating 8): Loans in this category are considered uncollectible and of such little value that their continuance as loans is not warranted.

Management periodically reviews the ratings described above and the Company’s internal audit function reviews components of the credit files, including the assigned risk ratings, of certain commercial loans as part of its loan review.

The following tables present the Company’s loans by risk rating at December 31, 2016 and 2015.

December 31, 2016	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$408,237	$1,174	$7,653	$—	$—	$417,064
Multi-family and commercial	—	393,225	14,018	14,425	—	—	421,668
Construction	—	36,026	—	—	—	—	36,026
Total real estate loans	—	837,488	15,192	22,078	—	—	874,758

Commercial business loans:
SBA and USDA guaranteed	116,383	—	—	—	—	—	116,383
Time share	—	51,083	—	—	—	—	51,083
Condominium association	—	23,531	—	—	—	—	23,531
Medical loans	—	27,180	—	—	—	—	27,180
Other	—	73,474	3,741	2,309	—	—	79,524
Total commercial business loans	116,383	175,268	3,741	2,309	—	—	297,701

Consumer loans:
Home equity	—	54,683	46	499	—	—	55,228
Indirect automobile	—	501	—	—	—	—	501
Other	—	1,681	—	6	—	—	1,687
Total consumer loans	—	56,865	46	505	—	—	57,416

Total loans	$116,383	$1,069,621	$18,979	$24,892	$—	$—	$1,229,875

December 31, 2015	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$409,331	$2,001	$6,126	$—	$—	$417,458
Multi-family and commercial	—	356,921	14,187	14,233	—	—	385,341
Construction	—	21,786	—	—	—	—	21,786
Total real estate loans	—	788,038	16,188	20,359	—	—	824,585

Commercial business loans:
SBA and USDA guaranteed	145,238	—	—	—	—	—	145,238
Time share	—	55,192	—	—	—	—	55,192
Condominium association	—	21,986	—	—	—	—	21,986
Medical loans	—	23,445	—	—	—	—	23,445
Other	—	42,760	1,534	1,294	—	—	45,588
Total commercial business loans	145,238	143,383	1,534	1,294	—	—	291,449

Consumer loans:
Home equity	—	53,487	63	229	—	—	53,779
Indirect automobile	—	1,741	—	—	—	—	1,741
Other	—	1,946	—	—	—	—	1,946
Total consumer loans	—	57,174	63	229	—	—	57,466

Total loans	$145,238	$988,595	$17,785	$21,882	$—	$—	$1,173,500

Troubled Debt Restructurings
A modified loan is considered a TDR when two conditions are met: 1) the borrower is experiencing documented financial difficulty and 2) concessions are made by the Company that would not otherwise be considered for a borrower with similar risk characteristics. The most common types of modifications include below market interest rate reductions, deferrals of principal and maturity extensions. Modified terms are dependent upon the financial position and needs of the individual borrower. If the modification agreement is violated, the loan is handled by the Company's Collections Department for resolution, which may result in foreclosure. The Company's determination of whether a loan modification is a TDR considers the individual facts and circumstances surrounding each modification.

The Company's nonaccrual policy is followed for TDRs. If the loan was current prior to modification, nonaccrual status would not be required. If the loan was on nonaccrual prior to modification or if the payment amount significantly increases, the loan will remain on nonaccrual for a period of at least six months. Loans qualify for return to accrual status once the borrower has demonstrated the willingness and the ability to perform in accordance with the restructured terms of the loan agreement for a period of not less than six consecutive months.

All TDRs are initially reported as impaired. Impaired classification may be removed after a year following the restructure if the borrower demonstrates compliance with the modified terms and the restructuring agreement specifies an interest rate equal to that which would be provided to a borrower with similar risk characteristics at the time of restructuring.

The following table provides information on loans modified as TDRs during the years ended December 31, 2016, 2015 and 2014.

			Allowance for
	Number	Recorded	Loan Losses
	of Loans	Investment	(End of Period)
	(Dollars in Thousands)
Year Ended December 31, 2014
Residential - 1 to 4 family	1	$107	$—
Multi-family and commercial	2	1,405	46
Commercial business - other	2	207	20
Total	5	$1,719	$66

Year Ended December 31, 2015
Residential - 1 to 4 family	3	$496	$32
Multi-family and commercial	5	1,370	—
Commercial business - other	1	17	—
Consumer - home equity	1	98	—
Total	10	$1,981	$32

Year Ended December 31, 2016
Residential - 1 to 4 family	4	$757	$15
Multi-family and commercial	6	4,768	222
Total	10	$5,525	$237

During the modification process, there were no loan charge-offs or principal reductions for loans included in the table above for all periods presented.

The following table provides the recorded investment, by type of modification, for modified loans identified as TDRs during the years ended December 31, 2016, 2015 and 2014.

	Years Ended December 31,
	2016	2015	2014
	(In Thousands)
Interest rate adjustments	$270	$539	$379
Principal deferrals	189	213	—
Combination of rate and payment (1)	—	146	182
Combination of rate and maturity (2)	3,192	—	1,158
Maturity only	1,874	1,083	—
Total	$5,525	$1,981	$1,719

(1) Terms include combination of interest rate adjustments and interest-only payments with deferral of principal.
(2) Terms include combination of interest rate adjustments and extensions of maturity.

For the year ended December 31, 2016, there were no TDRs in payment default (defined as 90 days or more past due). For the year ended December 31, 2015, there were two TDRs, with a recorded investment totaling $322,000 and no allowance, that were in payment default. For the year ended December 31, 2014, there were two TDRs, with a recorded investment totaling $429,000 and allowance totaling $20,000, that were in payment default.

As of December 31, 2016, the Company held $1.2 million in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction.

Loans Acquired with Deteriorated Credit Quality
The following is a summary of loans acquired with evidence of credit deterioration from Newport as of
December 31, 2016.

	Contractual Required Payments Receivable	Cash Expected To Be Collected	Non-Accretable Discount	Accretable Yield	Loans Receivable
	(In Thousands)
Balance at December 31, 2013	$7,776	$6,549	$1,227	$—	$6,549
2014 Collections	(255)	(220)	(35)	—	(220)
2014 Dispositions	(1,722)	(1,367)	(355)	—	(1,367)
Balance at December 31, 2014	5,799	4,962	837	—	4,962
2015 Additions	—	186	(186)	186	—
2015 Collections	(143)	(135)	(8)	(65)	(70)
2015 Dispositions	(580)	(520)	(60)	—	(520)
Balance at December 31, 2015	5,076	4,493	583	121	4,372
2016 Additions	—	66	(66)	66	—
2016 Collections	(819)	(806)	(13)	(33)	(773)
2016 Dispositions	(735)	(586)	(149)	—	(586)
Balance at December 31, 2016	$3,522	$3,167	$355	$154	$3,013

Loans Held for Sale
Total loans held for sale amounted to $1.4 million and $1.8 million, consisting of fixed-rate residential mortgage loans, at December 31, 2016 and 2015, respectively.

Residential Mortgage Loans Serviced for Others
The Company services certain loans it has sold with and without recourse to third parties and other loans for which the Company acquired the servicing rights.  Loans serviced for others are not included in the Company’s consolidated balance sheets.  The risks inherent in mortgage servicing assets relate primarily to changes in prepayments that result from shifts in mortgage interest rates. The fair value of servicing rights was determined using a discount rate of 13.32%, prepayment speeds ranging from 105% to 280% and minimal anticipated credit losses. At December 31, 2016, 2015 and 2014, the aggregate of residential mortgage loans serviced for others amounted to $212.9 million, $209.8 million and $211.5 million, respectively.

The following summarizes activity in capitalized mortgage servicing rights:

	Years Ended December 31,
	2016	2015	2014
	(In Thousands)
Balance at beginning of year	$953	$1,117	$1,354
Additions	289	197	129
Amortization	(335)	(361)	(366)
Balance at end of year	$907	$953	$1,117
Fair value of mortgage servicing assets	$1,852	$1,909	$1,840

Contractually specified servicing fees included in mortgage banking income were $615,000, $604,000 and $623,000 for the years ended December 31, 2016, 2015 and 2014, respectively.